CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Revenues	$ 51	$ 59
Cost of revenues	115	189
Gross loss	64	130
Operating expenses:
Research and development, net	740	1,877
Marketing and business development	1,181	1,250
General and administrative	1,297	1,368
Total operating expenses	3,218	4,495
Operating loss	3,282	4,625
Financial loss (income), net	3,302	(882)
Loss from continuing operations	6,584	3,743
Net loss from discontinued operations		783
Net loss after discontinued operations	6,584	4,526
Loss attributable to non-controlling interests		357
Net loss after discontinued operations and non-controlling interests	$ 6,584	$ 4,169
Basic and diluted net loss per Ordinary share from continuing operations attributable to Rosetta Genomics' shareholders	$ 5.35	$ 8.34
Basic and diluted net loss per Ordinary share of discontinued operations attributable to Rosetta Genomics' shareholders		$ 0.95
Basic and diluted net loss per Ordinary share attributable to Rosetta Genomics' shareholders	$ 5.35	$ 9.29
Weighted average number of Ordinary shares used to compute basic and diluted net loss per Ordinary share	1,231,170	448,448